Equity Incentive Plans - Summary of Stock Options Outstanding and Exercisable (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	15,157,930	17,482,443
2009 Equity Incentive Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 3.68
Options outstanding	14,893,253		11,568,555	12,985,266
2009 Equity Incentive Plan | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	14,893,253
Weighted- average remaining contractual life (years)	6 years 7 months 28 days
Options exercisable	10,062,291
Aggregate intrinsic value (in thousands)	$ 36,089
2009 Equity Incentive Plan | Exercise Price One | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.16
Options outstanding	469,109
Weighted- average remaining contractual life (years)	1 year 4 months 9 days
Options exercisable	469,109
2009 Equity Incentive Plan | Exercise Price Two | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.33
Options outstanding	1,428,959
Weighted- average remaining contractual life (years)	2 years 10 months 24 days
Options exercisable	1,428,959
2009 Equity Incentive Plan | Exercise Price Three. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.45
Options outstanding	641,000
Weighted- average remaining contractual life (years)	3 years 11 months 12 days
Options exercisable	641,000
2009 Equity Incentive Plan | Exercise Price Four. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.84
Options outstanding	1,115,225
Weighted- average remaining contractual life (years)	5 years 18 months
Options exercisable	1,115,225
2009 Equity Incentive Plan | Exercise Price Five. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.98
Options outstanding	1,040,500
Weighted- average remaining contractual life (years)	5 years 7 months 24 days
Options exercisable	1,040,500
2009 Equity Incentive Plan | Exercise Price Six. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 4.07
Options outstanding	409,194
Weighted- average remaining contractual life (years)	6 years 2 months 19 days
Options exercisable	395,005
2009 Equity Incentive Plan | Exercise Price Seven. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 6.27
Options outstanding	672,353
Weighted- average remaining contractual life (years)	6 years 8 months 23 days
Options exercisable	402,321
2009 Equity Incentive Plan | Exercise Price Eight. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 6.32
Options outstanding	4,431,538
Weighted- average remaining contractual life (years)	6 years 8 months 15 days
Options exercisable	3,623,123
2009 Equity Incentive Plan | Exercise Price Nine. | Options
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 6.55
Options outstanding	4,685,375
Weighted- average remaining contractual life (years)	9 years 3 months 14 days
Options exercisable	947,049
Sequenta, Inc. 2008 Stock Plan | Convertible Preferred Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	264,677
Weighted- average remaining contractual life (years)	2 years 11 months 8 days
Options exercisable	264,639
Aggregate intrinsic value (in thousands)	$ 1,826
Sequenta, Inc. 2008 Stock Plan | Exercise Price One | Convertible Preferred Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.10
Options outstanding	104,652
Weighted- average remaining contractual life (years)	7 months 17 days
Options exercisable	104,652
Sequenta, Inc. 2008 Stock Plan | Exercise Price Two | Convertible Preferred Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.28
Options outstanding	10,153
Weighted- average remaining contractual life (years)	2 years 2 months 23 days
Options exercisable	10,153
Sequenta, Inc. 2008 Stock Plan | Exercise Price Three. | Convertible Preferred Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.55
Options outstanding	74,473
Weighted- average remaining contractual life (years)	4 years 29 days
Options exercisable	74,473
Sequenta, Inc. 2008 Stock Plan | Exercise Price Four. | Convertible Preferred Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.82
Options outstanding	70,518
Weighted- average remaining contractual life (years)	5 years 1 month 13 days
Options exercisable	70,480
Sequenta, Inc. 2008 Stock Plan | Exercise Price Five. | Convertible Preferred Stock
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.92
Options outstanding	4,881
Weighted- average remaining contractual life (years)	5 years 4 months 13 days
Options exercisable	4,881